Employee Benefits - Summary of Net Pension and Post Retirement Medical Cost (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of defined benefit plans [line items]
Past Service cost- Plan amendment	₨ (1,479.3)	$ (21.4)	₨ 36,090.1
Pension benefits [Member]
Disclosure of defined benefit plans [line items]
Service cost	746.3	10.8	722.5	₨ 657.1
Past Service cost- Plan amendment	3.9	0.1	85.0
Net interest cost / (income)	41.0	0.5	54.3	94.6
Net periodic cost	791.2	11.4	861.8	751.7
Post retirement medical benefits [Member]
Disclosure of defined benefit plans [line items]
Service cost	80.4	1.2	102.0	81.9
Past Service cost- Plan amendment	(19.9)	(0.3)
Net interest cost / (income)	115.1	1.6	130.6	123.3
Net periodic cost	₨ 175.6	$ 2.5	₨ 232.6	₨ 205.2